COMBINED CARVE-OUT STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment, net	€ 188,861	€ 34,328
Right-of-use assets	1,367,235	173,100
Intangible assets, net	8,895,834	2,182,825	€ 1,028,223
Financial assets at fair value through other comprehensive income		258,566
Total Non-current assets	10,451,930	2,648,819	1,028,223
Current assets
Trade and other receivables, net	13,950,742	2,678,278	1,603,052
Receivables from related parties	4,629,896	10,018,139	2,764,200
Other assets	542,061	645,838	253,947
Restricted Cash	1,000,000
Cash.	13,970,680	6,369,661	1,136,716
Total current assets	34,093,379	19,711,916	5,757,915
Total assets	44,545,309	22,360,735	6,786,138
Deficit
Share capital	1,200	1,200	1,200
Other reserves	(31,681,893)	(21,203,044)	(5,847,094)
Retained earnings	24,440,643	19,499,675	5,139,038
Total	(7,240,050)	(1,702,169)	(706,856)
Other equity
Advances from shareholders	748,380	748,380	548,380
Total Deficit before non-controlling interests	(6,491,670)	(953,789)	(158,476)
Non-controlling interests	(1,824)
Total Deficit	(6,493,494)	(953,789)	(158,476)
Non-current liabilities
Lease liabilities	1,202,045	144,265
Trade and other payables	2,500,000
Payable to related parties	7,000,000
Provisions for other liabilities and charges	4,268
Total Non-current liabilities	10,706,313	144,265
Current liabilities
Trade and other payables	29,254,387	15,124,028	3,661,321
Payables to related parties	10,841,214	8,017,396	3,283,293
Lease liabilities	183,742	28,835
Current tax liabilities	53,147
Total Current liabilities	40,332,490	23,170,259	6,944,614
Total liabilities	51,038,803	23,314,524	6,944,614
Total deficit and liabilities	€ 44,545,309	€ 22,360,735	€ 6,786,138